Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57,031	$ 49,149
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(40,036)	(33,253)
Property, plant and equipment, net	16,995	15,896
Depreciation	7,258	6,664	$ 6,368
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	585	582
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,410	10,461
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,043	7,465
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 37,993	$ 30,641